Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of other long term liabilities [Table Text Block]
	December 31,
	2015	2014
Provision for retirement indemnities (Japan & France)	1,596	1,404
Provision for employee termination indemnities (Italy)	310	285
Provision for warranty costs, less current portion	141	162
Conditional government subsidies, less current portion	237	140
Total	2,285	1,991

Schedule of Projected Benefit Obligations and the accumulated benefit obligations [Table Text Block]
	France	Japan

2016	-	4
2017	26	5
2018	9	66
2019	-	53
2020	78	112
2021 - 2025	208	430

Schedule of provision presentation according to ASC 715, current [Table Text Block]
	France	Japan

Non-current liabilities	694	902
Current liabilities	-	4
Accumulated other comprehensive income (loss)	(82)	(314)
Total	612	592

Schedule of pension cost components France [Table Text Block]
France	2015	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	665	491	517
Service cost	46	35	39
Interest cost	13	16	17
Actuarial (gain) / loss	(30)	123	(75)
Amortization of net prior service cost	-	-	4
Benefits paid	-	-	(11)
Benefit obligations at end of year (1)	694	665	491

Unrecognized actuarial (gain) loss (2)	58	89	27
Unrecognized prior service cost (2)	24	25	(33)
Accrued pension cost	612	550	498

Schedule of pension cost components Japan [Table Text Block]
Japan	2015	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	742	640	538
Service cost	72	64	46
Interest cost	8	9	7
Amortization of net loss	-	-	9
Actuarial (gain) / loss	-	35	156
Benefits paid	-	(4)	-
Exchange rate impact	84	(2)	(116)
Benefit obligations at end of year (1)	906	742	640

Unrecognized actuarial (gain) loss (2)	314	299	280
Unrecognized prior service cost (2)		-	-
Accrued pension cost	592	443	360

Schedule of actuarial assumptions of post retirement benefit plan FR [Table Text Block]
	Pension Benefits – France
	2015	2014	2013

Discount rate	2.20%	1.90%	3.30%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

Schedule of actuarial assumptions of post retirement benefit plan JA [Table Text Block]
	Pension Benefits – Japan
	2015	2014	2013

Discount rate	1.00%	1.00%	1.40%
Salary increase	2.00%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	16	16	16

Schedule of provision presentation according to ASC715, year-1 [Table Text Block]
	France	Japan

Non-current liabilities	665	739
Current liabilities	-	3
Accumulated other comprehensive income (loss)	(115)	(299)
Total	550	443